Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 17,168	$ 198,087
Accounts receivable	950	0
Tax receivable	995	1,864
Note receivable	147,330	0
Total current assets	166,443	199,951
Total assets	166,443	199,951
Current liabilities
Accounts payable and accrued liabilities	10,670	5,216
Loans payable - related party	91,768	61,654
Total current liabilities	102,438	66,870
Stockholders' equity
Common stock, unlimited number of shares authorized without par value, 11,541,666 issued and outstanding	414,049	414,049
Accumulated deficit during the development period	(350,044)	(280,968)
	64,005	133,081
Total liabilities and stockholders' equity	$ 166,443	$ 199,951